Condensed combined consolidated Statements of Operations and Comprehensive Income (Loss) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Revenue:
Gathering and compression - affiliate	$ 95,746
Water handling - affiliate	162,283
Water handling - third party	8,245
Total revenues	266,274
Operating expenses:
Direct operating	48,821
General and administrative (including $24,349 and $11,618 of equity-based compensation in 2013 and 2014, respectively)	30,366
Depreciation	53,029
Total operating expenses	132,216
Operating income	134,058
Interest expense	6,183
Net income (loss) and comprehensive income (loss)	127,875
Net income (loss) and comprehensive income (loss)	127,875
Net income attributable to Antero Midstream Partners LP subsequent to IPO	29,656
Less: General partner's interest in net income	(22,234)
Limited partners' interest in net income subsequent to IPO	$ 7,422
Net income attributable to Antero Midstream Partners LP subsequent to IPO
Common units | $ / shares	$ 0.05
Subordinated units | $ / shares	$ 0.05
Weighted average number of limited partner units outstanding (basic and diluted):
Common units | shares	75,940,957
Subordinated units | shares	75,940,957